22,263-8                        Exchange Act-Forms                1868   4-28-99

                                     FORM 13F-HR

                                                    ----------------------------
                                                           OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number:        3235-0006
                                                    Expires:    October 31, 2000
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 6/30/00

            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):

                        [ ]  is a restatement.

                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:  MeriTech Capital Associates, L.L.C.
________________________________________________________________________________
Address:  285 Hamilton Ave., Suite 200, Palo Alto, CA 94301

________________________________________________________________________________
Form 13F File Number:  28-05363_________________________________________________

              The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:



Name: Paul Madera

Title: Managing Member

Phone:  650 475-2200

Signature, Place, and Date of Signing:

/s/ Paul Madera
[Signature]

Palo Alto, CA
[City, State]


August 11, 2000_________________________________________________________________
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:                      0
                                             ------------

Form 13F Information Table Entry Total:                 7
                                             ------------

Form 13F Information Table Value Total:          $326,640
                                             ------------
                                               (thousands)
List of Other Included Managers:

   None

                                            FORM 13F INFORMATION TABLE


                                                                                                                 Voting Authority
                                                                                                                 ----------------
                                                           Value       Shares/ Sh/  Put/Invstmt
      Name of Issuer        Title of class CUSIP           (x$1000)    PrnAmt  Prn Call Dscretn Managers       Sole   Shared   None
    Advanced Radio Telecom CoCOMMON      00754U101        45,703     3,125,000  SH      Sole                3,125,000
    ClickSoftware TechnologieCOMMON       M2508210        12,800     1,828,629  SH      Sole                1,828,629
    GetThere Inc.            COMMON      374366104         6,760       640,000  SH      Sole                  640,000
    Metawave Communications CCOMMON       59140910       127,086     4,761,899  SH      Sole                4,761,899
    Quintus Corporation      COMMON      748798105        26,479     1,333,334  SH      Sole                1,333,334
    Quokka Sports, Inc.      COMMON      749077103         5,532       688,889  SH      Sole                  688,889
    Wireless Facilities, Inc.COMMON      97653A103       101,880     2,000,000  SH      Sole                2,000,000